Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Allowance for doubtful accounts
3	Allowance for doubtful accounts
Allowance for doubtful accounts amounted to $nil as of March 31, 2022 (2021: $nil ). Most of the Company’s trade receivables are generally unsecured.